10. OTHER PAYABLES AND ACCRUED LIABILITIES (Details 1) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Other Payables And Accrued Liabilities
Accrued marketing expense, beginning	¥ 179,091	¥ 0
Reclassification from provision of credit losses for other financing receivable	0	127,807
Addition	(178,650)	51,284
Accrued marketing expense, ending	¥ 441	¥ 179,091